Corporate of Income Taxes- Reconciliation of Statutory Rate (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income taxes at Canadian statutory rate	$ 2,943	$ 2,715	$ 2,485
Lower average tax rate applicable to subsidiaries and foreign branches	(439)	(286)	(234)
Tax-exempt income from securities	(90)	(407)	(220)
Deferred income tax effect of substantively enacted tax rate changes	(2)	(2)	(4)
Other, net	(30)	13	3
Total income taxes and effective tax rate	$ 2,382	$ 2,033	$ 2,030
Income taxes at Canadian statutory rate	26.50%	26.40%	26.40%
Lower average tax rate applicable to subsidiaries and foreign branches	(3.90%)	(2.80%)	(2.50%)
Tax-exempt income from securities	(0.80%)	(3.90%)	(2.30%)
Deferred income tax effect of substantively enacted tax rate changes	0.00%	0.00%	0.00%
Other, net	(0.30%)	0.10%
Total income taxes and effective tax rate	21.50%	19.80%	21.60%